Loans and Other Borrowings - Summary of Reconciliation From Most Directly Comparable IFRS Measure to Net Debt (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Loans and other borrowings	£ 19,334		£ 16,876	£ 14,275
Lease liabilities	6,560	£ 6,269
Net Liabilities Classified As Held For Sale	19		0	0
Cash and cash equivalents	(1,549)		(1,666)	(528)
Current asset investments	(5,092)		(3,214)	(3,022)
Total	19,272		11,996	10,725
To retranslate debt balances at swap rates where hedged by currency swaps	(1,049)		(701)	(874)
To remove accrued interest applied to reflect the effective interest method and fair value adjustments	(254)		(260)	(224)
Net debt	£ 17,969	£ 17,098	£ 11,035	£ 9,627